Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

(Dollars in thousands, except per share data)	2015
	Dec. 31	Sept. 30	June 30	March 31
Summary of Operations
Interest income	$9,473	$10,431	$10,201	$9,340
Interest expense	1,170	1,169	1,153	1,144
Net interest income	8,303	9,262	9,048	8,196
Provision for loan losses	500	100	—	500

Net interest income after provision for loan losses	7,803	9,162	9,048	7,696
Non-interest income	920	1,427	1,988	2,129
Non-interest expense	6,349	6,979	7,609	6,510
Income before income taxes	2,374	3,610	3,427	3,315
Income taxes	747	1,148	1,112	1,055
Net income	$1,627	$2,462	$2,315	$2,260

Net income per common share:(1)
Basic	$0.21	$0.31	$0.29	$0.29
Diluted	$0.20	$0.30	$0.29	$0.28

(1) The sum of quarterly income per basic and diluted common share may not equal net income per basic and diluted common share, respectively, for the years ended December 31, 2016 and 2015 due to differences in the computation of weighted average diluted common shares on a quarterly and annual basis.
The following table sets forth a condensed summary of the Company’s quarterly results of operations for the years ended December 31, 2016 and 2015:

(Dollars in thousands, except per share data)	2016
	Dec. 31	Sept. 30	June 30	March 31
Summary of Operations
Interest income	$9,997	$10,408	$9,488	$9,285
Interest expense	1,361	1,355	1,257	1,185
Net interest income	8,636	9,053	8,231	8,100
(Credit) provision for loan losses	—	—	(100)	(200)

Net interest income after (credit) provision for loan losses	8,636	9,053	8,331	8,300
Non-interest income	1,996	1,760	1,536	1,594
Non-interest expense	7,572	6,662	6,440	6,624
Income before income taxes	3,060	4,151	3,427	3,270
Income taxes	1,006	1,456	1,113	1,048
Net income	$2,054	$2,695	$2,314	$2,222
Net income per common share:(1)
Basic	$0.26	$0.34	$0.29	$0.28
Diluted	$0.25	$0.33	$0.28	$0.27